Related parties - Schedule of Transactions Between Related Parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
lnterbank investments	R$ 1,328	R$ 820
Loan operations	640	589
Securities and derivatives (assets and liabilities)	4,175	4,111
Other assets	707	491
Total assets	6,850	6,011
Liabilities
Deposits	(1,286)	(1,286)
Securities sold under repurchase agreements	(1,080)	(350)
Debt instruments	(297)	(175)
lnterbank And lnterbranch Accounts (Assets And Liabilities)	(290)	0
Other liabilities	(4,463)	(1,591)
Total Liabilities	(7,416)	(3,402)
Statement of lncome
lncome	318	1,161	R$ 850
Expenses	(264)	(556)	(318)
Other operating income / (expenses)	(735)	(992)	(263)
lncome	(681)	(387)	269
Parent companies
Assets
lnterbank investments	0	0
Loan operations	0	0
Securities and derivatives (assets and liabilities)	0	527
Other assets	0	0
Total assets	0	527
Liabilities
Deposits	(47)	0
Securities sold under repurchase agreements	0	0
Debt instruments	0	0
lnterbank And lnterbranch Accounts (Assets And Liabilities)	0	0
Other liabilities	0	(2)
Total Liabilities	(47)	(2)
Statement of lncome
lncome	41	156	173
Expenses	(5)	0	0
Other operating income / (expenses)	7	14	14
lncome	43	170	187
Associates and joint ventures
Assets
lnterbank investments	1,328	820
Loan operations	232	141
Securities and derivatives (assets and liabilities)	795	373
Other assets	406	437
Total assets	2,761	1,771
Liabilities
Deposits	(80)	(129)
Securities sold under repurchase agreements	(287)	(279)
Debt instruments	(84)	(29)
lnterbank And lnterbranch Accounts (Assets And Liabilities)	(290)	0
Other liabilities	(200)	(13)
Total Liabilities	(941)	(450)
Statement of lncome
lncome	263	91	48
Expenses	(29)	(74)	(20)
Other operating income / (expenses)	(261)	(167)	(81)
lncome	(27)	(150)	(53)
Other related parties
Assets
lnterbank investments	0	0
Loan operations	408	448
Securities and derivatives (assets and liabilities)	3,380	3,211
Other assets	301	54
Total assets	4,089	3,713
Liabilities
Deposits	(1,159)	(1,157)
Securities sold under repurchase agreements	(793)	(71)
Debt instruments	(213)	(146)
lnterbank And lnterbranch Accounts (Assets And Liabilities)	0	0
Other liabilities	(4,263)	(1,576)
Total Liabilities	(6,428)	(2,950)
Statement of lncome
lncome	14	914	629
Expenses	(230)	(482)	(298)
Other operating income / (expenses)	(481)	(839)	(196)
lncome	R$ (697)	R$ (407)	R$ 135